BUSINESS COMBINATIONS (Tables)	12 Months Ended
Jun. 30, 2014
Business Acquisition [Line Items]
Schedule of Net income performance targets for Incentive Shares [Table Text Block]
The net income performance targets for the Incentive Shares for Bond are as follows:

	First installment	Second installment
Basis of performance target	Net income for the year ending December 31, 2013	Net income for the year ending December 31, 2014
Target net income	$8,806,044	$10,567,252
Nominal value of shares	$10,950,000	$10,950,000
Referencing share price to achieve the nominal value of shares	Average closing price of the Company’s shares during the trading days from October 1 to December 31, 2013	Average closing price of the Company’s shares during the trading days from October 1 to December 31, 2014

Schedule of Compound Annual Growth Rate Performance Targets For Premium Shares [Table Text Block]
The CAGR performance targets for the Premium Shares for Bond for the two-year period are as follows:

CAGR performance target	Premium shares issuable

21%	3% of Incentive Shares for Bond
22%	6% of Incentive Shares for Bond
23%	9% of Incentive Shares for Bond
24%	12% of Incentive Shares for Bond
25% and above	15% of Incentive Shares for Bond

Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Table Text Block]
The acquisition date fair value of the considerations as at the acquisition date is summarized in the below table:

Considerations	Fair value as at April 1, 2013

1) Cash consideration (i)	$35,059,270
2) Ordinary shares	16,908,964
3) Incentive Shares for Bond (ii)	21,836,461
4) Premium Shares for Bond (iii)	-

Total consideration	$73,804,695

(i) The cash installments due in September 2013 and September 2014 had present values of $5,435,451 and $13,542,450, and were recorded as current portion of acquisition-related consideration liabilities, and non-current portion of the acquisition-related consideration liabilities, respectively, as at June 30, 2013. The cash consideration installment due in September 2014 had a present value of $14,398,889, and was recorded as current portion of the acquisition-related consideration liabilities, as at June 30, 2014.

(ii) The fair value of the Incentive Shares for Bond was $22,691,010 as at June 30, 2013, and was recorded as non-current portion of acquisition-related consideration liabilities. The first and second installments of the Incentive Shares for Bond had fair values of $15,886,590 and $10,791,372 respectively as at June 30, 2014, which was recorded as current portion of acquisition-related consideration liabilities, and non-current portion of the acquisition-related consideration liabilities, respectively, as at June 30, 2014. For the first installment of the Incentive Shares for Bond, the performance target was achieved and 648,697 shares were issuable as of June 30, 2014.

(iii) The probability of achieving the growth rate performance target set for Premium Shares for Bond was assessed to be not more than likely as at June 30, 2013. Based on the reassessment of Bond’s performance as at June 30, 2014, the probability of achieving the growth rate performance target of 25% CAGR was assessed to be more than likely. The correspondent premium shares for Bond’s achieving 25% CAGR is 15% of Incentive Shares for Bond, or 163,401 shares. The fair value of the premium incentive shares was $4,001,690 at June 30, 2014, and was recorded as non-current portion of acquisition-related consideration liabilities. The change in assessment of growth rate performance in 2014 resulted in higher fair value of Premium Shares for Bond to be paid to the selling shareholders, which caused reduction of net income, basic earnings per share, and diluted earnings per share by $4,001,690, $0.07 and $0.07, respectively.

Bond [Member]
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of the date of acquisition:

April 1, 2013
Cash and cash equivalents	$4,460,439
Time deposits with original maturities over three months	7,486,463
Restricted cash	242,088
Accounts receivable	9,966,206
Cost and estimated earnings in excess of billings	6,340,396
Other receivables	883,441
Advances to suppliers	110,285
Inventories	133,450
Deferred tax assets	104,522
Assets held for sale	2,951,017
Property, plant and equipment	4,891,482
Prepaid land leases	5,884,196
Intangible assets	14,359,346
Investments in equity investees	260,611
Total identifiable assets acquired	58,073,942
Short-term bank loans	5,532,205
Accounts payable	8,654,868
Deferred revenue	2,315,102
Income tax payable	1,015,081
Other tax payable	141,731
Accrued liabilities	314,071
Deferred tax liabilities	3,790,788
Long-term bank loans	2,256,524
Total liabilities assumed	24,020,370
Net identifiable assets acquired	34,053,572
Goodwill	39,751,123
Net assets acquired	$73,804,695

Business Acquisition, Pro Forma Information [Table Text Block]
	Year ended June 30,
	2012	2013
	(Unaudited)	(Unaudited)

Total revenues	$364,217,246	$392,481,505
Net income attributable to Hollysys Automation Technologies Ltd.	60,108,836	57,813,313

Net income per share:
Basic	1.08	1.03
Diluted	$1.08	$1.02

Concord [Member]
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following table summarizes the fair value of the assets acquired and liabilities assumed at the date of acquisition on July 1, 2011.

July 1, 2011
Cash and cash equivalents	$11,597,787
Accounts receivable	8,325,504
Other receivables	486,028
Advances to suppliers	485,583
Inventories	536,125
Prepaid expenses	48,098
Property, plant and equipment	4,009,933
Intangible assets	1,957,253
Total identifiable assets acquired	27,446,311
Accounts payable	4,379,465
Deferred revenue	696,452
Accrued payroll and related expenses	329,946
Income tax payable	2,284,070
Accrued liabilities	3,236,106
Deferred tax liabilities	553,432
Long-term bank loans	644,939
Total liabilities assumed	12,124,410
Net identifiable assets acquired	15,321,901
Goodwill	27,588,883
Net assets acquired	$42,910,784